RELATED PARTY TRANSACTIONS (Narrative) (Details) - USD ($)										1 Months Ended		3 Months Ended	12 Months Ended
	Jan. 02, 2017	Dec. 31, 2016	Dec. 02, 2016	Oct. 28, 2016	Jun. 02, 2016	May 01, 2016	Apr. 02, 2016	Feb. 16, 2016	Dec. 15, 2015	Oct. 31, 2016	Dec. 31, 2015	Mar. 28, 2017	Oct. 28, 2017	Aug. 21, 2017	Dec. 31, 2016	Jan. 06, 2017	Dec. 15, 2016	Aug. 21, 2016
Due to related party		$ 415									$ 415				$ 415
Common Stock, par value		$ 0.001									$ 0.001				$ 0.001
Common stock issued for cash, amount															$ 2,678,124
Common stock issued for cash, shares															2,840,946
Stock issued for services, value															$ 171,752
Stock options granted during period															2,584,000
Exercise price per share of options granted															$ 1.00
Number of warrants		4,128,510													4,128,510
Repayments of related party debt															$ 10,000
2016 Omnibus Incentive Plan [Member]
Stock options vested and outstanding		138,000													138,000
Stock options granted during period															2,332,000
Exercise price per share of options granted															$ 1.00
Rosellini Scientific, LLC [Member]
Stock issued for acquisition, shares															13,200,000
Proceeds from related party debt															$ 145,475
Repayments of related party debt															$ 145,475
Rosellini Scientific, LLC [Member] | Nuviant Medical, Inc. [Member]
Shares of stock held as investment		1,675,000													1,675,000
Rosellini Scientific, LLC [Member] | MicroTransponder, Inc. [Member]
Shares of stock held as investment		167													167
Rosellini Scientific, LLC [Member] | Emeritus Clinical Solutions, Inc. [Member]
Shares of stock held as investment		175													175
NRose LLC [Member]
Common stock issued for cash, shares														50,000
Number of warrants																		50,000
Number of shares callable by warrants																		50,000
Exercise price of warrant																		$ 2.00
Term of warrants														36 months
Michael Rosellini [Member]
Common stock issued for cash, shares				1,217,000
Number of warrants				1,217,000
Number of shares callable by warrants				1,217,000
Three Trusts Representing Mr. Ballard's Children [Member]
Conversion of debt, value								$ 431,821
Conversion of debt, shares								431,821
Number of shares callable by warrants								431,821
Exercise price of warrant								$ 2.00
Director [Member]
Conversion of NXDE preferred shares								123,759
Conversion of debt, value								$ 451,482
Conversion of debt, shares								451,482
Number of shares callable by warrants								451,482
Exercise price of warrant								$ 2.00
Director [Member] | Ballard Investments [Member]
Conversion of NXDE preferred shares								114,670
Director [Member] | Custodial IRA FBO Ralph Ballard [Member]
Conversion of NXDE preferred shares								7,691
Chief Innovation Officer [Member]
Cash compensation of officer						$ 3,000
Conversion of NXDE preferred shares								386,212
Conversion of debt, value								$ 370,000
Conversion of debt, shares								370,000
Number of shares callable by warrants								370,000
Exercise price of warrant								$ 2.00
Term of warrants								36 months
Accrued interest cancelled								$ 202,825
Quarterly consulting fee for research and development services						$ 9,000
Rosellini Scientific Benelux, SPRL [Member]
Related party research and development services										$ 124,870
Vesting annually on January 1, 2018 [Member] | 2016 Omnibus Incentive Plan [Member]
Stock options vested in period															100,000
Subsequent Event [Member]
Stock options vested in period	100,000
Subsequent Event [Member] | Rosellini Scientific, LLC [Member] | MicroTransponder, Inc. [Member]
Shares of stock held as investment																100
Subsequent Event [Member] | Rosellini Scientific, LLC [Member] | Emeritus Clinical Solutions, Inc. [Member]
Shares of stock held as investment																389
Non-qualified Stock Options [Member]
Stock options vested in period															38,000
Stock options vesting monthly, per month															17,000
Stock options granted during period															650,000
Non-qualified Stock Options [Member] | Subsequent Event [Member]
Stock options vested in period	17,000
Incentive Stock Options ISO [Member]
Stock options vested in period															100,000
Stock options granted during period															500,000
Incentive Stock Options ISO [Member] | Vesting on January 1, 2020 [Member]
Stock options vested in period															100,000
Incentive Stock Options ISO [Member] | Vesting on January 1, 2019 [Member]
Stock options vested in period															100,000
Incentive Stock Options ISO [Member] | Vesting annually on January 1, 2018 [Member]
Stock options vested in period															100,000
Restricted Stock [Member]
Common stock issued for cash, amount															$ 2,860,946
Common stock issued for cash, shares															2,840,946
Chief Operating Officer [Member]
Stock issued for services, value									$ 500,000
Stock issued for services, shares									500
Stock options vested in period									212,000
Stock options vesting monthly, total									288,000
Stock options vesting monthly, per month									8,000
Chief Operating Officer [Member] | Restricted Stock [Member]
Stock issued for services, value															$ 0
Stock issued for services, shares															0
Stock options vested in period															288,000
Chief Operating Officer [Member] | Restricted Stock [Member] | Vesting annually on January 1, 2018 [Member]
Stock options vested in period															8,000
Brian Blischak, President [Member]
Stock options granted during period			1,150,000
Exercise price per share of options granted			$ 1.00
Life of options			8 years
Brian Blischak, President [Member] | Non-qualified Stock Options [Member]
Stock options vested in period	17,000		38,000
Stock options granted during period			650,000
Brian Blischak, President [Member] | Non-qualified Stock Options [Member] | Subsequent Event [Member]
Stock options vested and outstanding												289,000
Brian Blischak, President [Member] | Incentive Stock Options ISO [Member]
Stock options vested in period	100,000		100,000
Stock options granted during period			500,000
Brian Blischak, President [Member] | Incentive Stock Options ISO [Member] | Vesting on January 1, 2020 [Member]
Stock options vested in period															100,000
Brian Blischak, President [Member] | Incentive Stock Options ISO [Member] | Vesting on January 1, 2019 [Member]
Stock options vested in period															100,000
Brian Blischak, President [Member] | Incentive Stock Options ISO [Member] | Vesting annually on January 1, 2018 [Member]
Stock options vested in period															100,000
Michael Rosellini ROTH IRA [Member] | Michael Rosellini [Member]
Number of warrants				600,000
Number of shares callable by warrants				600,000
Exercise price of warrant				$ 2.00
Term of warrants													36 months
Dr. Rosellini Individually [Member] | Michael Rosellini [Member]
Common stock issued for cash, shares													617,000
Number of warrants				617,000
Number of shares callable by warrants				617,000
Exercise price of warrant				$ 2.00
Term of warrants													36 months
William Rosellini, CEO [Member]
Cash payable for patents transfer																	$ 140,000
Shares payable for patents transfer, value																	$ 3,050,000
Shares payable for patents transfer, shares																	3,050,000
Vice President of Finance [Member]
Due to related party		$ 415													$ 415
Chief Financial Officer [Member]
Stock issued for services, shares															252,000
Shares vested in period															148,000
Stock options vesting monthly, total															104,000
Stock options vesting monthly, per month															8,500
Stock options granted during period															306,000
Exercise price per share of options granted															$ 1.00
Life of options															3 years
Cash compensation of officer															$ 11,600
Chief Financial Officer [Member] | 2016 Omnibus Incentive Plan [Member]
Stock options vesting monthly, per month			8,500
Stock options granted during period			306,000
Exercise price per share of options granted			$ 1.00
Life of options			3 years
Chief Financial Officer [Member] | Subsequent Event [Member] | 2016 Omnibus Incentive Plan [Member]
Stock options vested in period												25,500
Chief Financial Officer [Member] | Restricted Stock [Member]
Stock issued for services, value															$ 252
Stock issued for services, shares															252,000
Shares vested in period															148,000
Stock options vesting monthly, total															104,000
Stock options vesting monthly, per month															8,000
Mr. Ralph Ballard [Member] | Director [Member]
Conversion of NXDE preferred shares								1,398
Vice President of Clinical Affairs [Member]
Stock options vesting monthly, total							7,000								7,000
Stock options vesting monthly, per month															7,000
Stock options granted during period							252,000								252,000
Stock options cancelled during period		252,000
Exercise price per share of options granted							$ 1.00								$ 1.00
Life of options							3 years								3 years
Vice President of Clinical Affairs [Member] | Nuviant Medical, Inc. [Member]
Shares of stock held as investment		60,000													60,000
Vice President of Clinical Affairs [Member] | Emeritus Clinical Solutions, Inc. [Member]
Shares of stock held as investment		214													214
Vice President of Clinical Affairs [Member] | Restricted Stock [Member]
Stock issued for acquisition, shares															1,800,000
Cash compensation of officer															$ 20,000
Chief Innovation Officer [Member]
Stock options vesting monthly, total							7,000
Stock options vesting monthly, per month															7,000
Stock options granted during period							252,000								252,000
Exercise price per share of options granted							$ 1.00								$ 1.00
Life of options							3 years								3 years
Chief Clinical Engineering Officer [Member]
Stock options vesting monthly, total							7,000
Stock options vesting monthly, per month															7,000
Stock options granted during period							252,000								252,000
Exercise price per share of options granted							$ 1.00								$ 1.00
Life of options							3 years								3 years
Vice President of Emerging Therapies [Member]
Stock options vesting monthly, total					7,000
Stock options vesting monthly, per month															7,000
Stock options granted during period					252,000										252,000
Exercise price per share of options granted					$ 1.00										$ 1.00
Life of options					3 years										3 years